Business Combinations- Schedule of Pro Forma Information (Parentheticals) (Details) - ¥ / shares	Apr. 30, 2026	Nov. 18, 2025	Apr. 30, 2025	Apr. 30, 2024
Schedule of Pro Forma Information [Line Items]
Mezzanine equity, shares			470
Ordinary Voting Shares, authorized	285,411,408		55,300,000
Ordinary Voting Shares, issued	33,872,687	200,000	15,076,900
Ordinary Voting Shares, outstanding	33,872,687		15,076,900
Redeemable Preference Shares, authorized	53,051,000
Redeemable Preference Shares, issued	53,051,000
Redeemable Preference Shares, outstanding	53,051,000
PML [Member] | Class B Ordinary Non-Voting Shares [Member]
Schedule of Pro Forma Information [Line Items]
Ordinary Voting Shares, authorized
Pro Forma [Member] | PML [Member]
Schedule of Pro Forma Information [Line Items]
Redeemable Preference Shares, par value				¥ 1
Pro Forma [Member] | PML [Member] | Class A Ordinary Voting Shares [Member]
Schedule of Pro Forma Information [Line Items]
Ordinary Shares, par value			¥ 1	¥ 1
Ordinary Voting Shares, authorized			2,000	2,000
Ordinary Voting Shares, issued			2,000	2,000
Ordinary Voting Shares, outstanding			2,000	2,000
Pro Forma [Member] | PML [Member] | Class B Ordinary Non-Voting Shares [Member]
Schedule of Pro Forma Information [Line Items]
Ordinary Shares, par value			¥ 1	¥ 1
Ordinary Voting Shares, authorized			100,000
Ordinary Voting Shares, issued			18,000
Ordinary Voting Shares, outstanding			18,000
Pro Forma [Member] | PML [Member] | Class C Redeemable Preference Shares [Member]
Schedule of Pro Forma Information [Line Items]
Redeemable Preference Shares, par value			¥ 1
Redeemable Preference Shares, authorized			10,000
Redeemable Preference Shares, issued
Redeemable Preference Shares, outstanding